UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, July 25, 2007


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	97

Form 13F Information Table Value Total:	$120,330

List of Other Included Managers:    NONE






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      900    10366 SH       SOLE                     7466              2900
AES Corporation                COM              00130H105      281    12865 SH       SOLE                    11140              1725
Adobe Systems Inc              COM              00724F101      269     6700 SH       SOLE                     4700              2000
Albemarle Corp                 COM              012653101      328     8510 SH       SOLE                     7320              1190
Alltel Corp                    COM              020039103      322     4760 SH       SOLE                     3885               875
Altria Group Inc               COM              02209S103     2486    35445 SH       SOLE                    27045              8400
American Express Co.           COM              025816109      398     6500 SH       SOLE                     5500              1000
Anheuser Busch Co.             COM              035229103      308     5900 SH       SOLE                     2900              3000
BMC Software                   COM              055921100      404    13325 SH       SOLE                    11575              1750
BP-Amoco                       COM              055622104      381     5288 SH       SOLE                     2288              3000
Bank Of America Corp           COM              060505104      594    12152 SH       SOLE                    10590              1562
Baxter International Inc.      COM              071813109      350     6210 SH       SOLE                     5310               900
Big Lots Inc                   COM              089302103      216     7335 SH       SOLE                     6650               685
Boeing Co                      COM              097023105      331     3440 SH       SOLE                     2500               940
CBS Corp.                      COM              124857202      309     9280 SH       SOLE                     7770              1510
Centurytel Inc.                COM              156700106      413     8430 SH       SOLE                     7180              1250
Church & Dwight Co Inc         COM              171340102      308     6350 SH       SOLE                     5450               900
Cigna Corp                     COM              125509109      402     7695 SH       SOLE                     6615              1080
Citigroup Inc                  COM              172967101     2135    41633 SH       SOLE                    30626             11007
Conagra Foods Inc.             COM              205887102      318    11825 SH       SOLE                    10400              1425
Corning Inc                    COM              219350105      276    10790 SH       SOLE                     8290              2500
Countrywide Financial Corp     COM              222372104      203     5596 SH       SOLE                     4596              1000
E W Scripps Co New-Cl A        COM              811054204      225     4932 SH       SOLE                     3832              1100
Edison International           COM              281020107      390     6945 SH       SOLE                     5935              1010
Erie Indemnity Co              COM              29530P102     2903    53714 SH       SOLE                     6660             47054
Exxon Mobil Corp               COM              30231G102     1070    12759 SH       SOLE                     5659              7100
F N B Corp-Pa                  COM              302520101      251    15000 SH       SOLE                    15000
Fedex Corp                     COM              31428X106      444     4000 SH       SOLE                     3200               800
First Data Corp                COM              319963104      248     7600 SH       SOLE                     4800              2800
General Dynamics Corp          COM              369550108      235     3000 SH       SOLE                     3000
General Electric Co            COM              369604103     1442    37661 SH       SOLE                    30761              6900
Global Industries Ltd          COM              379336100      392    14625 SH       SOLE                    12425              2200
H J Heinz Co                   COM              423074103      456     9600 SH       SOLE                     7085              2515
Hewlett-Packard Co.            COM              428236103      409     9164 SH       SOLE                     7834              1330
Holly Corp.                    COM              435758305      366     4930 SH       SOLE                     4375               555
IAC/Interactivecorp            COM              44919P300      306     8850 SH       SOLE                     6950              1900
IBM                            COM              459200101      447     4250 SH       SOLE                     3885               365
JC Data Solutions Inc.         COM              47214a100        0    15000 SH       SOLE                    15000
Kraft Foods Inc Cl A           COM              50075N104      890    25256 SH       SOLE                    19631              5625
L-3 Communications Holdings    COM              502424104      901     9250 SH       SOLE                     6950              2300
Legg Mason Inc                 COM              524901105      303     3075 SH       SOLE                     3075
Lincoln National Corp.         COM              534187109      272     3830 SH       SOLE                     2995               835
Loews Corp Carolina Group      COM              540424207      440     5700 SH       SOLE                     4600              1100
Materials Select Sector SPDR E COM              81369Y100      529    13050 SH       SOLE                    10250              2800
McKesson Hboc Inc.             COM              58155Q103      506     8485 SH       SOLE                     7320              1165
Microsoft Corp                 COM              594918104      204     6934 SH       SOLE                     5234              1700
NBTY Inc.                      COM              628782104      241     5570 SH       SOLE                     4940               630
Nationwide Financial Services  COM              638612101      384     6080 SH       SOLE                     5140               940
Overseas Shipholding Group Inc COM              690368105      240     2950 SH       SOLE                     2350               600
PG&E Corp.                     COM              69331C108      215     4740 SH       SOLE                     4055               685
Pepsico Inc                    COM              713448108      293     4525 SH       SOLE                     4525
Pfizer Inc                     COM              717081103      301    11775 SH       SOLE                    10735              1040
Principal Financial Grp        COM              74251v102      216     3700 SH       SOLE                     3040               660
Procter & Gamble Co            COM              742718109      513     8384 SH       SOLE                     7484               900
Qwest Communications           COM              749121109      414    42675 SH       SOLE                    36995              5680
Raytheon Co                    COM              755111507      345     6410 SH       SOLE                     5595               815
SEI Investments Co             COM              784117103      270     9300 SH       SOLE                     8300              1000
Schlumberger Ltd.              COM              806857108      212     2500 SH       SOLE                     2000               500
Sonoco Products                COM              835495102      470    10970 SH       SOLE                     8620              2350
Stryker Corp                   COM              863667101      213     3381 SH       SOLE                      781              2600
Teleflex Corp.                 COM              879369106      440     5375 SH       SOLE                     4680               695
Tidewater Inc.                 COM              886423102      469     6615 SH       SOLE                     5155              1460
Travelers Cos Inc              COM              89417E109      464     8665 SH       SOLE                     6600              2065
US Bancorp Del Com New         COM              902973304      264     8000 SH       SOLE                     6400              1600
Union Pacific Corp.            COM              907818108      288     2500 SH       SOLE                                       2500
Verizon Communications         COM              92343V104      262     6356 SH       SOLE                     6356
W. R. Berkley Corp             COM              084423102      218     6705 SH       SOLE                     5220              1485
Wachovia Corporation Com       COM              929903102      240     4686 SH       SOLE                     4286               400
Walgreen Co.                   COM              931422109      348     8000 SH       SOLE                     5200              2800
Wells Fargo & Co               COM              949746101      461    13100 SH       SOLE                    11800              1300
Davis Ny Venture Y             MF               239080401      221     5267 SH       SOLE                     3792              1474
Fidelity Adv Equity Growth Fd  MF               315805101      334     5480 SH       SOLE                     5480
Schwab Instl Select S&P 500    MF               808509798    16463  1376494 SH       SOLE                  1376494
Vanguard Index 500 Portfolio   MF               922908108     4071    29411 SH       SOLE                    25129              4283
iShares S&P 500 ETF            MF               464287200      989     6569 SH       SOLE                     4766              1803
Buffalo Science & Technology F MF               119530103     4413   300175 SH       SOLE                   292405              7769
Calamos Growth Fd              MF               128119302    10384   173062 SH       SOLE                   166763              6299
Janus MC Value Fd              MF               471023598     2725   103913 SH       SOLE                    98344              5569
Meridian Growth Fund           MF               589619105     1442    33744 SH       SOLE                    31189              2556
Muhlenkamp Fd                  MF               962096103    12307   135356 SH       SOLE                   130132              5225
Oakmark Select Fd              MF               413838608      863    24427 SH       SOLE                    24427
Rainier Small/Mid Growth Fd    MF               750869208     2547    58338 SH       SOLE                    54978              3360
T Rowe MC Growth               MF               779556109     6742   109059 SH       SOLE                   107961              1098
iShares Russell MC Growth ETF  MF               464287481     2568    22544 SH       SOLE                    20947              1597
Buffalo SC Fund                MF               119804102     1639    55092 SH       SOLE                    54237               855
Diamond Hill SC Fd             MF               25264S304      899    33873 SH       SOLE                    33241               631
Janus SC Value Fd              MF               471023564      877    31238 SH       SOLE                    31238
UMB Scout SC Fd                MF               904199700     2738   144779 SH       SOLE                   143593              1186
Vanguard Explorer Fd           MF               921926101     2203    26636 SH       SOLE                    25698               939
iShares Russell 2000 Growth ET MF               464287648      694     8079 SH       SOLE                     6559              1520
iShares Russell 2000 Value ETF MF               464287630      699     8490 SH       SOLE                     7458              1032
Artisan Int'l Fund             MF               04314H204     3060    95501 SH       SOLE                    93090              2411
Julius Baer Intl A             MF               481370104     2503    51869 SH       SOLE                    50342              1527
T.Rowe Emerging Market Stock F MF               77956g864      338     8862 SH       SOLE                     8321               541
Thornburg In'tl Value I        MF               885215566      599    17886 SH       SOLE                    12664              5222
UMB Scout Int'l Fd             MF               904199403     4428   121853 SH       SOLE                   118521              3332
SLM Corp Cpi Lkd Nt Fltg Rate  PFD              78442P403      247    13200 SH       SOLE                    12800               400